SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Gains on investments, net	$ 729	$ 3,769	$ 0
Foreign currency (losses) gains, net	(3,140)	1,682	(728)
Gains (Losses) on derivative financial instruments, net	133	(95)	395
Other expense, net	(403)	(70)	(71)
Total other (expense) income, net	$ (2,681)	$ 5,286	$ (404)